FUTURE POLICY BENEFITS - Schedule of Changes in Liability for Future Policy Benefits (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Present value of expected future policy benefits:
Total future policy benefits	$ 15,204		$ 15,204		$ 14,088
Future Policy Benefits
Present value of expected net premiums:
Balance, beginning of period			2,353	$ 3,145
Beginning balance at original discount rate			2,507	3,253
Effect of changes in cash flow assumptions					65	$ (62)
Effect of actual variances from expected experience					(56)	(28)
Adjusted beginning of period balance					2,516	3,163
Issuances			747	1,312
Interest accrual			53	71
Net premiums collected			(897)	(1,457)
Derecognitions (lapses and withdrawals)			3	1
Ending balance at original discount rate	2,422	$ 3,090	2,422	3,090
Effect of changes in discount rate assumptions	(114)	(235)	(114)	(235)
Balance, end of period	2,308	2,855	2,308	2,855
Present value of expected future policy benefits:
Balance, beginning of period			14,456	10,771
Beginning balance at original discount rate			15,119	11,186
Effect of changes in cash flow assumptions					92	86
Effect of actual variances from expected experience					(99)	(14)
Adjusted beginning of period balance					15,112	11,258
Acquisition from business combination				311
Issuances			750	1,319
Interest accrual			327	245
Benefit payments			(589)	(540)
Derecognitions (lapses and withdrawals)			28	2
Foreign currency translation			384	(114)
Ending balance at original discount rate	16,012	12,481	16,012	12,481
Effect of changes in discount rate assumptions	(522)	(858)	(522)	(858)
Balance, end of period	15,490	11,623	15,490	11,623
Total future policy benefits	13,182	8,768	13,182	8,768
Less: Reinsurance recoverables	(1,323)	(81)	(1,323)	(81)
Net liability for future policy benefits, after reinsurance recoverable	11,859	8,687	11,859	8,687
Liability remeasurement losses	11	48	31	60
Future Policy Benefits | Annuities
Present value of expected net premiums:
Balance, beginning of period			0	0
Beginning balance at original discount rate			0	0
Effect of changes in cash flow assumptions					0	0
Effect of actual variances from expected experience					(1)	6
Adjusted beginning of period balance					(1)	6
Issuances			742	1,280
Interest accrual			5	9
Net premiums collected			(749)	(1,295)
Derecognitions (lapses and withdrawals)			3	0
Ending balance at original discount rate	0	0	0	0
Effect of changes in discount rate assumptions	0	0	0	0
Balance, end of period	0	0	0	0
Present value of expected future policy benefits:
Balance, beginning of period			10,287	5,731
Beginning balance at original discount rate			10,518	5,909
Effect of changes in cash flow assumptions					15	12
Effect of actual variances from expected experience					(43)	19
Adjusted beginning of period balance					10,490	5,940
Acquisition from business combination				311
Issuances			745	1,287
Interest accrual			238	144
Benefit payments			(436)	(312)
Derecognitions (lapses and withdrawals)			28	1
Foreign currency translation			384	(114)
Ending balance at original discount rate	11,449	7,257	11,449	7,257
Effect of changes in discount rate assumptions	(162)	(353)	(162)	(353)
Balance, end of period	11,287	6,904	11,287	6,904
Total future policy benefits	11,287	6,904	11,287	6,904
Less: Reinsurance recoverables	(12)	(35)	(12)	(35)
Net liability for future policy benefits, after reinsurance recoverable	$ 11,275	$ 6,869	$ 11,275	$ 6,869
Weighted average liability duration of future policy benefits (years)	7 years	8 years	7 years	8 years
Weighted average interest accretion rate	5.00%	5.00%	5.00%	5.00%
Weighted average current discount rate	5.00%	5.00%	5.00%	5.00%
Future Policy Benefits | Life Insurance
Present value of expected net premiums:
Balance, beginning of period			$ 2,353	$ 3,145
Beginning balance at original discount rate			2,507	3,253
Effect of changes in cash flow assumptions					65	(62)
Effect of actual variances from expected experience					(55)	(34)
Adjusted beginning of period balance					2,517	3,157
Issuances			5	32
Interest accrual			48	62
Net premiums collected			(148)	(162)
Derecognitions (lapses and withdrawals)			0	1
Ending balance at original discount rate	$ 2,422	$ 3,090	2,422	3,090
Effect of changes in discount rate assumptions	(114)	(235)	(114)	(235)
Balance, end of period	2,308	2,855	2,308	2,855
Present value of expected future policy benefits:
Balance, beginning of period			4,169	5,040
Beginning balance at original discount rate			4,601	5,277
Effect of changes in cash flow assumptions					77	74
Effect of actual variances from expected experience					(56)	(33)
Adjusted beginning of period balance					$ 4,622	$ 5,318
Acquisition from business combination				0
Issuances			5	32
Interest accrual			89	101
Benefit payments			(153)	(228)
Derecognitions (lapses and withdrawals)			0	1
Foreign currency translation			0	0
Ending balance at original discount rate	4,563	5,224	4,563	5,224
Effect of changes in discount rate assumptions	(360)	(505)	(360)	(505)
Balance, end of period	4,203	4,719	4,203	4,719
Total future policy benefits	1,895	1,864	1,895	1,864
Less: Reinsurance recoverables	(1,311)	(46)	(1,311)	(46)
Net liability for future policy benefits, after reinsurance recoverable	$ 584	$ 1,818	$ 584	$ 1,818
Weighted average liability duration of future policy benefits (years)	14 years	16 years	14 years	16 years
Weighted average interest accretion rate	5.00%	5.00%	5.00%	5.00%
Weighted average current discount rate	6.00%	6.00%	6.00%	6.00%